SHARE-BASED COMPENSATION - Share option activities (Details) - Amended 2016 Plan and 2018 Plan - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of share
Outstanding, at beginning of period (in shares)	4,414,608
Granted (in shares)	0	0	0
Exercised (in shares)	(464,300)
Forfeited/Expired (in shares)	(7,250)
Outstanding, at end of period (in shares)	3,943,058	4,414,608
Exercisable, at end of period (in shares)	3,943,058
Weighted average exercise price
Outstanding, at beginning of period (in dollars per share)	$ 2.11
Exercised (in dollars per share)	0.20
Forfeited/Expired (in dollars per share)	0.20
Outstanding, at end of period (in dollars per share)	2.34	$ 2.11
Exercisable, at end of period (in dollars per share)	$ 2.34
Additional disclosures
Weighted remaining contractual years, Outstanding at end of period	4 years 6 months 21 days
Weighted remaining contractual years, Exercisable at end of period	4 years 6 months 21 days
Aggregate intrinsic value, Outstanding at end of period	$ 1,190,466
Aggregate intrinsic value, Exercisable at end of period	$ 1,190,466